NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	For the Year Ended December 31,
	2023	2024	2025

	(RMB in thousands, except for share and per share data)
Numerator:
Net income attributable to KE Holdings Inc.	5,883,224	4,064,900	2,993,975
Net income attributable to KE Holdings Inc.’s ordinary shareholders	5,883,224	4,064,900	2,993,975

Denominator:
Denominator for basic net income per share-weighted average ordinary shares outstanding	3,521,379,938	3,409,772,592	3,326,149,994
Adjustments for dilutive share options	9,338,346	11,026,547	4,954,186
Adjustments for dilutive restricted shares	72,916,553	104,034,579	113,084,875
Adjustments for dilutive restricted share units	8,018,183	12,574,311	27,887,094
Denominator for diluted net income per share-weighted average ordinary shares outstanding	3,611,653,020	3,537,408,029	3,472,076,149
Net income per share attributable to ordinary shareholders:
—Basic	1.67	1.19	0.90
—Diluted	1.63	1.15	0.86